Segmented information - Results of Operations and Assets for Segments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue
Revenue	$ 2,212,141	$ 1,642,002
Other revenue	2,285,479	1,676,991
Fuel, power and water purchased	719,100	401,008
Net revenue	1,566,379	1,275,983
Operating expenses	702,128	516,820
Administrative expenses	66,726	63,122
Depreciation and amortization	402,963	314,123
Loss (gain) on foreign exchange	4,371	(2,108)
Gain on sale of renewable assets	(29,063)	0
Operating income	419,254	384,026
Interest expense	(209,554)	(181,934)
Income (loss) from long-term investments	(26,457)	664,738
Other	(41,011)	(74,419)
Earnings before income taxes	142,232	792,411
Property, plant and equipment	11,042,446	8,241,838
Investments carried at fair value	1,848,456	1,839,212
Equity-method investees	433,850	186,452
Total assets	16,785,836	13,224,149
Capital expenditures	1,345,045	786,030
Revenue related to net hedging loss, not recognized as revenue from contract with customers	57,018	28,586
Revenue related to alternative revenue programs, not recognized as revenue from contract with customers	19,043	24,928
Other revenue
Revenue
Other revenue	73,338	34,989
Regulated Services Group
Revenue
Revenue	1,944,171	1,386,048
Fuel, power and water purchased	682,602	384,363
Net revenue	1,315,010	1,020,773
Operating expenses	597,850	442,851
Administrative expenses	37,179	36,749
Depreciation and amortization	280,452	219,089
Loss (gain) on foreign exchange	0	0
Gain on sale of renewable assets	0
Operating income	399,529	322,084
Interest expense	(93,411)	(99,161)
Income (loss) from long-term investments	18,306	7,753
Other	(24,177)	(40,128)
Earnings before income taxes	300,247	190,548
Property, plant and equipment	7,394,151	5,757,532
Investments carried at fair value	2,296	0
Equity-method investees	37,492	74,673
Total assets	10,512,799	8,528,415
Capital expenditures	998,855	690,792
Regulated Services Group | Other revenue
Revenue
Other revenue	53,441	19,088
Renewable Energy Group
Revenue
Revenue	267,970	255,954
Fuel, power and water purchased	36,498	16,645
Net revenue	249,811	253,753
Operating expenses	104,262	73,957
Administrative expenses	28,298	25,743
Depreciation and amortization	121,414	92,890
Loss (gain) on foreign exchange	0	0
Gain on sale of renewable assets	(29,063)
Operating income	24,900	61,163
Interest expense	(71,598)	(52,656)
Income (loss) from long-term investments	84,046	93,998
Other	(9,108)	(6,537)
Earnings before income taxes	28,240	95,968
Property, plant and equipment	3,615,915	2,451,706
Investments carried at fair value	1,846,160	1,839,212
Equity-method investees	375,460	110,414
Total assets	6,123,888	4,586,878
Capital expenditures	338,637	80,746
Renewable Energy Group | Other revenue
Revenue
Other revenue	18,339	14,444
Corporate
Revenue
Revenue	0	0
Fuel, power and water purchased	0	0
Net revenue	1,558	1,457
Operating expenses	16	12
Administrative expenses	1,249	630
Depreciation and amortization	1,097	2,144
Loss (gain) on foreign exchange	4,371	(2,108)
Gain on sale of renewable assets	0
Operating income	(5,175)	779
Interest expense	(44,545)	(30,117)
Income (loss) from long-term investments	(128,809)	562,987
Other	(7,726)	(27,754)
Earnings before income taxes	(186,255)	505,895
Property, plant and equipment	32,380	32,600
Investments carried at fair value	0	0
Equity-method investees	20,898	1,365
Total assets	149,149	108,856
Capital expenditures	7,553	14,492
Corporate | Other revenue
Revenue
Other revenue	$ 1,558	$ 1,457